Consolidated Statement of Cash Flows (Parenthetical) $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)	Dec. 31, 2019 SGD ($)
Statements [Line Items]
Additions to plant and equipment		$ 23,300	$ 18,200	$ 29,000
Purchase of plant and equipment	[1]	20,648	17,332	25,940
Office Improvements [Member]
Statements [Line Items]
Purchase of plant and equipment		20,600	17,300	25,900
Provision for estimated future reinstatement cost		$ 2,700	$ 900	$ 3,000

[1]	During the year, the additions to plant and equipment totaling S$23.3 million (2020: S$18.2 million, 2019: S$29.0 million) comprises of paid purchases totaling S$20.6 million (2020: S$17.3 million, 2019: S$25.9 million) and a provision of S$2.7 million (2020: S$0.9 million, 2019: S$3.0 million) for estimated future reinstatement cost relating to office improvements (Note 18).